Lease - Schedule of Maturities of Operating Lease Liabilities (Details) ¥ in Thousands	Jun. 30, 2026 CNY (¥)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
For the year ended June 30, 2027	¥ 19,384
For the year ended June 30, 2028	13,482
For the year ended June 30, 2029	3,110
Total operating lease payments	35,976
Less: imputed interest	(1,196)
Present value of operating lease liabilities	¥ 34,780